Other Assets - Schedule of Other Assets — Non-Current (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Other Assets — Non-Current [Abstract]
Advance to suppliers	$ 3,471	$ 2,699	$ 9,497
Long-term deposits	66,491	51,708	62,857
Other assets – non-current	$ 69,962	$ 54,407	$ 72,354